EARNINGS PER SHARE	12 Months Ended
Apr. 30, 2018
Disclosure For Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 17 EARNINGS PER SHARE

Earnings per share are calculated by dividing earnings attributable to Parent Company shareholders by a weighted number of common shares outstanding during the period.

	MAY 1, 2017	MAY 1, 2016	MAY 1, 2015
	- APR 30, 2018	- APR 30, 2017	- APR 30, 2016
Earnings attributable to Parent Company shareholders (TSEK)	(118,007)	(160,243)	(141,539)
Weighted average number of common shares outstanding (thousands)	166,196	112,994	101,753
Earnings per share (SEK per share) *)	(0.71)	(1.39)	(1.36)

*) Recalculation of historical values has been made taking into account capitalization issue elements in the rights issue carried out in July 2017.

The following instruments outstanding have not given rise to any dilution effect at April 30, 2018, but may do so in the future:

	Number of warrants and convertibles	Total possible number of shares
Warrants that can be converted to 3 (three) shares	1,280,750	3,842,250
Warrants that can be converted to 1 (one) share, board and senior executives	5,543,182	5,543,182
Warrants that can be converted to 1 (one) share, other	34,979,061	34,979,061
Convertible instruments	54	14,338,380
Total possible number of shares		58,702,873